LEASE LIABILITIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about lease liabilities [line items]
Amount of expense relating lease of low-values assets	€ 181	€ 161
Maximum
Disclosure of quantitative information about lease liabilities [line items]
Lease term	6 years